FINANCIAL INSTRUMENTS (Tables)	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Financial Instruments
Schedule of credit risk

	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$
Cash	6,804,579	8,858,247	1,582,384
Accounts Receivable	1,642,990	2,109,424	1,643,959
Notes Receivable	2,449,122	1,430,526	-
Total	10,896,691	12,398,197	3,226,343

	September 30, 2024	December 31, 2023
	$	$
Cash	5,591,717	6,804,579
Accounts receivable	2,661,399	1,642,990
Notes receivable	8,394,283	2,449,122
Total	16,647,399	10,896,691

Schedule of exposure to credit risk

	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$
Current	604,920	1,079,657	872,100
1-30 days	568,445	475,909	336,149
31 days-older	732,981	616,574	614,022
Total trade accounts receivable	1,906,346	2,172,140	1,822,271
GST /HST	110,037	102,631	86,407
Provision for bad debts	(373,393)	(165,347)	(264,719)
Total accounts receivable	1,642,990	2,109,424	1,643,959

	September 30, 2024	December 31, 2023
	$	$
Current	1,412,052	604,920
1-30 days	763,496	568,445
31 days older	752,514	732,981
Total trade accounts receivable	2,928,062	1,906,346
GST /HST	123,941	110,037
Provision for bad debt	(390,604)	(373,393)
Total accounts receivable	2,661,399	1,642,990

Schedule of working capital accounts

	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$
Cash	6,804,579	8,858,247	1,582,384
Current assets excluding cash	8,807,958	8,563,290	6,327,629
Total current assets	15,612,537	17,421,537	7,910,013
Current liabilities	(11,770,203)	(13,004,181)	(5,315,904)
Working capital	3,842,334	4,417,356	2,594,109

	September 30, 2024	December 31, 2023
	$	$
Cash	5,591,717	6,804,579
Current assets excluding cash	13,389,038	8,807,958
Total current assets	18,980,755	15,612,537
Current liabilities	(6,012,126)	(4,298,684)
Working capital	12,968,629	11,313,853

Schedule of assets and liabilities

	Year 1	Over 1 Year - 3 Years	Over 3 Years - 5 Years
	$	$	$
Accounts payable and accrued liabilities	1,358,962	-	-
Lease liabilities	925,976	1,041,614	930,468
Convertible debentures	-	-	2,459,924
Debt	780,358	82,346	-
Business acquisition consideration payable	360,000	-	-
Total	3,425,296	1,123,960	3,390,392

	Year 1	Over 1 Year - 3 Years	Over 3 Years - 5 Years
	$	$	$
Accounts payable and accrued liabilities	2,119,223	-	-
Lease liabilities	718,832	937,627	2,680,001
Convertible debentures	-	1,832,511	-
Debt	558,515	1,542,088	-
Business acquisition consideration payable	505,340	2,189,486	-
Total	3,901,910	6,501,712	2,680,001

Schedule of valuations for the asset or liability not based on observable market data

	Level in fair value hierarchy	Amortized Cost	FVTPL
Financial Assets
Cash	Level 1	$6,804,579	$-
Accounts receivable	Level 2	1,642,990	-
Warrants asset	Level 1	-	1,761,382

Financial Liabilities
Accounts payable and accrued liabilities	Level 2	$1,358,962	$-
Debt	Level 2	862,704	-
Convertible debentures	Level 2	2,459,924
Business acquisition consideration payable	Level 2	360,000	-
Derivative liability	Level 2		7,471,519

The carrying values of the financial instruments at October 31, 2023 are summarized in the following table:

	Level in fair value hierarchy	Amortized Cost	FVTPL
Financial Assets
Cash	Level 1	$8,858,247	$-
Accounts receivable	Level 2	2,109,424	-
Warrants asset	Level 1	-	1,361,366

Financial Liabilities
Accounts payable and accrued liabilities	Level 2	$2,359,750	$-
Debt	Level 2	1,388,517	-
Convertible debentures	Level 2	2,412,762
Business acquisition consideration payable	Level 2	360,000	-
Derivative liability	Level 2		7,808,500

The carrying values of the financial instruments at October 31, 2022 are summarized in the following table:

	Level in fair value hierarchy	Amortized Cost	FVTPL
Financial Assets
Cash	Level 1	$1,582,384	$-
Accounts receivable	Level 2	1,643,959	-

Financial Liabilities
Accounts payable and accrued liabilities	Level 2	$1,821,875	$-
Debt	Level 2	2,608,822	-
Business acquisition consideration payable	Level 2	360,000	-

	Level in fair value hierarchy	Amortized Cost	FVTPL[1]
		$	$
Financial Assets
Cash	Level 1	5,591,717	-
Accounts receivable	Level 2	2,661,399	-
Warrants asset	Level 2	-	3,832,792

Financial Liabilities
Accounts payable and accrued liabilities	Level 2	2,119,223	-
Debt	Level 2	2,100,603	-
Convertible debentures	Level 2	1,832,511	-
Business acquisition consideration payable	Level 2	2,694,826	-
Derivative liabilities	Level 2	-	13,222,933

During the nine months ended September 30, 2024, there were no transfers of amounts between levels.

The carrying values of the financial instruments at December 31, 2023, are summarized in the following table:

	Level in fair value hierarchy	Amortized Cost	FVTPL
		$	$
Financial Assets
Cash	Level 1	6,804,579	-
Accounts receivable	Level 2	1,642,990	-
Warrants asset	Level 2	-	1,761,382

Financial Liabilities
Accounts payable and accrued liabilities	Level 2	1,358,962	-
Debt	Level 2	862,704	-
Convertible debentures	Level 2	2,459,924	-
Business acquisition consideration payable	Level 2	360,000	-
Derivative liabilities	Level 2	-	7,471,519

During the two months ended December 31, 2023, there were no transfers of amounts between levels.

[1]	Fair Value through Profit or Loss (“FVTPL”)